Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Schedule of other information related to leases
Year Ended December 31, 2020
Lease Cost
Operating lease cost (included in general and administration in the Company’s consolidated statement of operations)	$66,969

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2020	$66,969
Remaining lease term – operating leases (in years)	2.0
Average discount rate – operating leases	8%
The supplemental balance sheet information related to leases for the period is as follows:
Operating leases
Right-of-use assets	$67,330
Total operating lease assets	$67,330
Short-term operating lease liabilities	$67,330
Long-term operating lease liabilities	$-
Total operating lease liabilities	$67,330

Year Ended December 31, 2019
Lease Cost
Operating lease cost (included in general and administration in the Company’s consolidated statement of operations)	$66,875

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2019	$57,712
Remaining lease term – operating leases (in years)	2.0
Average discount rate – operating leases	8%
The supplemental balance sheet information related to leases for the period is as follows:
Operating leases
Right-of-use assets	$121,777
Total operating lease assets	$121,777
Short-term operating lease liabilities	$58,630
Long-term operating lease liabilities	$63,147
Total operating lease liabilities	$121,777

Maturities of the Company’s lease liabilities are as follows:

Schedule of minimum lease payments under this operating lease
Operating
Years ending December 31, 2021	Lease
2021	$70,758
Total lease payments	70,758
Less: Imputed interest/present value discount	(3,428)
Present value of lease liabilities	$67,330